Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	Kodiak Gas Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15320 Highway 105 W
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Montgomery
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77356
City Area Code	936
Local Phone Number	539-3300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001767042
Amendment Flag	false
Entity Primary SIC Number	4922
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	15320 Highway 105 W
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Montgomery
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77356
City Area Code	936
Local Phone Number	539-3300
Contact Personnel Name	Robert M. McKee